Note 12 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-vested (in shares)	84,243	72,593	53,303
Non-vested, weighted average grant date fair value (in dollars per share)	$ 20.15	$ 19.05	$ 3.46
Granted (in shares)	60,500	60,000	49,650
Granted, weighted average grant date fair value (in dollars per share)	$ 23.92	$ 18.98	$ 26.26
Vested (in shares)	(53,750)	(48,350)	(30,360)
Vested, weighted average grant date fair value (in dollars per share)	$ 22.26	$ 17.05	$ 3.47
Non-vested (in shares)	90,993	84,243	72,593
Non-vested, weighted average grant date fair value (in dollars per share)	$ 21.41	$ 20.15	$ 19.05